UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

GOVERNMENT PORTFOLIO

FORM N-Q

NOVEMBER 30, 2012

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT - TERM INVESTMENTS - 99.9%
U.S. Government Agencies - 56.9%
Federal Farm Credit Bank (FFCB)	0.178%	4/17/13	$500,000	$499,982	(a)
Federal Farm Credit Bank (FFCB)	0.190%	8/27/13	50,000,000	49,996,282	(a)
Federal Farm Credit Bank (FFCB)	0.178%	9/16/13	1,130,000	1,129,824	(a)
Federal Farm Credit Bank (FFCB)	0.220%	11/4/13	6,500,000	6,499,365	(a)
Federal Farm Credit Bank (FFCB)	0.230%	11/18/13	25,600,000	25,602,485	(a)
Federal Farm Credit Bank (FFCB)	0.215%	1/24/14	50,000,000	49,997,003	(a)
Federal Farm Credit Bank (FFCB)	0.290%	6/4/14	100,000,000	99,984,761	(a)
Federal Farm Credit Bank (FFCB)	0.280%	7/9/14	200,000,000	200,040,487	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	12/17/12	5,000,000	4,999,689	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	12/19/12	30,000,000	29,998,267	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	1/23/13	25,000,000	24,996,458	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	2/5/13	25,000,000	24,996,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	2/6/13	25,000,000	24,995,486	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	2/13/13	10,000,000	9,996,800	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	3/4/13	25,000,000	24,987,993	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	3/25/13	10,000,000	9,995,022	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	4/2/13	25,000,000	24,985,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.150 - 0.190%	4/11/13	110,000,000	109,937,291	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	4/12/13	25,000,000	24,982,847	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	5/16/13	50,000,000	49,956,722	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	7/15/13	100,000,000	99,881,778	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	8/14/13	5,000,000	4,992,944	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	8/29/13	15,000,000	14,978,704	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	10/11/13	100,000,000	99,835,333	(b)
Federal Farm Credit Bank (FFCB), Notes	0.250%	1/22/13	50,000,000	49,997,233	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	2/11/13	50,000,000	50,004,846	(a)
Federal Farm Credit Bank (FFCB), Notes	0.515%	3/25/13	50,000,000	50,057,839	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	3/28/13	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.270%	5/15/13	50,000,000	49,993,249	(a)
Federal Farm Credit Bank (FFCB), Notes	0.164%	7/26/13	100,000,000	100,014,854	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	7/29/13	58,000,000	57,990,444	(a)
Federal Farm Credit Bank (FFCB), Notes	0.290%	8/12/13	100,000,000	99,993,009	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	8/19/13	90,000,000	89,999,617	(a)
Federal Farm Credit Bank (FFCB), Notes	0.350%	8/26/13	50,000,000	49,996,319	(a)
Federal Farm Credit Bank (FFCB), Notes	0.350%	9/20/13	50,000,000	49,991,959	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	9/23/13	144,750,000	144,732,254	(a)
Federal Home Loan Bank (FHLB)	0.260%	1/22/13	5,000,000	4,999,583	(a)
Federal Home Loan Bank (FHLB)	0.190%	6/13/13	203,000,000	202,999,501	(a)
Federal Home Loan Bank (FHLB)	0.210%	6/18/13	10,000,000	10,001,037	(a)
Federal Home Loan Bank (FHLB)	0.200%	7/12/13	186,400,000	186,388,504	(a)
Federal Home Loan Bank (FHLB)	0.210%	8/20/13	100,000,000	99,996,552	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.001%	12/3/12	10,453,000	10,453,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.125%	1/4/13	31,000,000	30,996,556	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100 - 0.125%	1/11/13	72,383,000	72,374,146	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.090%	1/23/13	234,000,000	233,970,165	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.150%	2/1/13	75,000,000	74,981,250	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.125 - 0.130%	2/15/13	313,000,000	312,917,901	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.150%	2/26/13	35,000,000	34,987,604	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.155%	4/3/13	132,500,000	132,430,971	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.165%	5/17/13	136,000,000	135,897,150	(b)
Federal Home Loan Bank (FHLB), Notes	0.330%	1/22/13	125,000,000	124,999,135	(a)
Federal Home Loan Bank (FHLB), Notes	0.310%	1/25/13	115,000,000	114,999,973	(a)
Federal Home Loan Bank (FHLB), Notes	0.360%	2/25/13	50,000,000	50,000,000	(a)
Federal Home Loan Bank (FHLB), Notes	0.133%	1/27/14	50,000,000	49,976,131	(a)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	12/3/12	$63,000,000	$63,000,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	12/17/12	26,924,000	26,922,325	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	12/24/12	131,709,000	131,695,939	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	12/31/12	168,477,000	168,454,724	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	1/9/13	75,000,000	74,986,125	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	2/4/13	50,000,000	49,986,438	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	3/4/13	150,000,000	149,941,229	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	4/2/13	75,000,000	74,962,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	4/15/13	75,000,000	74,957,052	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	4/22/13	21,213,000	21,199,801	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.167%	4/29/13	150,000,000	149,897,713	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.165%	5/6/13	47,620,000	47,586,388	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	5/13/13	100,000,000	99,928,445	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.910%	12/26/12	47,279,000	47,301,726
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.100%	12/27/12	75,000,000	75,047,000
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	1/10/13	54,500,000	54,499,999	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.390%	9/3/13	88,500,000	88,496,627	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.370%	9/12/13	99,500,000	99,480,580	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	12/12/12	14,650,000	14,649,414	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.170%	12/26/12	103,549,000	103,537,753	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	1/17/13	50,000,000	49,993,750	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.125%	1/23/13	71,000,000	70,987,427	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.135 - 0.153%	1/30/13	70,000,000	69,984,195	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	2/27/13	48,846,000	48,828,497	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	4/10/13	34,333,000	34,313,468	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	4/24/13	50,000,000	49,968,444	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.168%	5/1/13	50,000,000	49,965,233	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.165%	5/8/13	50,000,000	49,964,250	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160 - 0.170%	5/15/13	181,100,000	180,962,456	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	5/22/13	121,610,000	121,518,117	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal National Mortgage Association (FNMA), Notes	0.360%	12/3/12	$138,510,000	$138,510,000	(a)
Federal National Mortgage Association (FNMA), Notes	1.000%	12/27/12	100,000,000	100,053,724
Federal National Mortgage Association (FNMA), Notes	0.400%	2/1/13	57,035,000	57,049,209	(a)
Federal National Mortgage Association (FNMA), Notes	0.380%	8/9/13	234,600,000	234,708,690	(a)
Federal National Mortgage Association (FNMA), Notes	0.360%	6/23/14	30,525,000	30,563,369	(a)

Total U.S. Government Agencies				6,698,310,745

U.S. Treasury Bills - 3.2%
U.S. Treasury Bills	0.150 - 0.153%	1/3/13	158,475,000	158,454,315	(b)
U.S. Treasury Bills	0.143 - 0.148%	1/10/13	95,000,000	94,985,605	(b)
U.S. Treasury Bills	0.145%	2/21/13	30,000,000	29,990,333	(b)
U.S. Treasury Bills	0.200%	3/7/13	100,000,000	99,947,778	(b)

Total U.S. Treasury Bills				383,378,031

U.S. Treasury Notes - 13.9%
U.S. Treasury Notes	1.125%	12/15/12	100,000,000	100,030,130
U.S. Treasury Notes	3.625%	12/31/12	52,000,000	52,135,985
U.S. Treasury Notes	1.375%	1/15/13	155,000,000	155,214,030
U.S. Treasury Notes	0.625%	1/31/13	150,000,000	150,108,336
U.S. Treasury Notes	1.375%	2/15/13	150,000,000	150,355,207
U.S. Treasury Notes	1.750%	4/15/13	370,248,000	372,348,582
U.S. Treasury Notes	3.125%	4/30/13	100,000,000	101,186,267
U.S. Treasury Notes	1.375%	5/15/13	100,000,000	100,509,883
U.S. Treasury Notes	0.500%	5/31/13	127,000,000	127,172,200
U.S. Treasury Notes	0.375%	6/30/13	125,000,000	125,086,449
U.S. Treasury Notes	1.000%	7/15/13	100,000,000	100,502,098
U.S. Treasury Notes	0.500%	10/15/13	100,000,000	100,248,294

Total U.S. Treasury Notes				1,634,897,461

Repurchase Agreements - 25.9%
Bank of America N.A., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $249,004,358; (Fully collateralized by U.S. government obligations, 2.375% due 2/28/15; Market value - $253,980,088)	0.210%	12/3/12	249,000,000	249,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $750,014,375; (Fully collateralized by various U.S. government obligations, 1.000% to 7.500% due 10/31/13 to 8/15/42; Market value - $765,000,129)	0.230%	12/3/12	750,000,000	750,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $214,936,299; (Fully collateralized by various U.S. government obligations, 0.875% to 1.000% due 8/28/14 to 9/20/17; Market value - $219,230,742)	0.240%	12/3/12	214,932,000	214,932,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 11/30/2012; Proceeds at maturity - $10,000,150; (Fully collateralized by U.S. government obligations, 1.000% due 8/31/16; Market value - $10,000,168)	0.180%	12/3/12	10,000,000	10,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - continued
Morgan Stanley tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $1,000,016,667; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.750% due 2/15/13 to 11/15/42; Market value - $1,030,000,000)	0.200%	12/3/12	$1,000,000,000	$1,000,000,000
RBS Securities Inc. repurchase agreement dated 11/30/12; Proceeds at maturity - $820,012,983; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.875% due 1/18/13 to 1/31/17; Market value - $836,400,000)	0.190%	12/3/12	820,000,000	820,000,000

Total Repurchase Agreements				3,043,932,000

TOTAL INVESTMENTS - 99.9% (Cost - $11,760,518,237#)				11,760,518,237
Other Assets in Excess of Liabilities - 0.1%				6,024,302

TOTAL NET ASSETS - 100.0%				$11,766,542,539

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$11,760,518,237	—	$11,760,518,237

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral.

Notes to Schedule of Investments (unaudited) (continued)

If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2013